Members' Equity (Notes)	12 Months Ended
Dec. 31, 2016
Members' Equity [Abstract]
Members' Equity
Members' Equity
The following table lists the distributions paid on the Company's Class A, Class B, Class C and Class D units during the year ended December 31, 2016:

	Fourth Quarter 2016	Third Quarter 2016	Second Quarter 2016	First Quarter 2016
Distributions per Class A and Class B units	$0.25	$0.24	$0.23	$0.225
Distributions per Class C and Class D units	$0.25	$0.24	$0.23	$0.225

On February 15, 2017, the Company declared a quarterly distribution on its Class A, Class B, Class C and Class D units of $0.26 per share, payable on March 15, 2017.
During the first quarter of 2017 and the years ended December 31, 2016, 2015 and 2014, the Company acquired the Drop Down Assets from NRG, as described in Note 3, Business Acquisitions. The difference between the cash paid and historical value of the March 2017 Drop Down Assets of $8 million was recorded as a contribution from NRG and increased the balance of its contributed capital in 2017. The difference between the cash paid and historical value of the CVSR Drop Down of $112 million was recorded as a distribution to NRG and reduced the balance of its contributed capital in 2016. The difference between the cash paid and historical value of the January 2015 and November 2015 Drop Down Assets of $109 million was recorded as a contribution from NRG and increased the balance of its contributed capital in 2015. The difference between the cash paid and historical value of the June 2014 Drop Down Assets of $113 million was recorded as a distribution to NRG and reduced the balance of its contributed capital in 2014.  Prior to the date of acquisition, certain of the projects made distributions to NRG and NRG made contributions into certain projects.  These amounts are reflected within the Company’s statement of stockholders’ equity as changes in the contributed capital balance. In addition, NRG maintained a 25% ownership interest in the Class B interests of NRG Wind TE Holdco.  This 25% interest is also reflected within the Company’s noncontrolling interest balance.